REHABILITATION FUND	12 Months Ended
Dec. 31, 2017
Disclosure of rehabilitation [Abstract]
REHABILITATION FUND
7.	REHABILITATION FUND

The rehabilitation fund represents restricted cash set aside by Wuhu Feishang, the subsidiary of the Group, in banks and cash placed with authorities for the purposes of future environment rehabilitation as well as the settlement of asset retirement obligations. Save as disclosed in Note 3(a), the Group disposed of Wuhu Feishang in 2017 and the financial statements of Wuhu Feishang were not consolidated into the Group thereafter.